SUBSEQUENT EVENTS (Details Narrative)							3 Months Ended			12 Months Ended
	Dec. 12, 2023	Dec. 08, 2023 USD ($)	Dec. 08, 2023 MYR (RM)	Nov. 30, 2023 $ / shares shares	Nov. 21, 2023 USD ($) $ / shares shares	Sep. 07, 2023 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) $ / shares shares	Nov. 30, 2022 USD ($) shares	Aug. 31, 2022 USD ($) $ / shares	Aug. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2022 USD ($) $ / shares	Dec. 16, 2021 $ / shares	Dec. 15, 2021 $ / shares
Subsequent Event [Line Items]
Issuance of common stock for Cash, shares				0			373,822	30,000		427,536
Common stock par value per share | $ / shares				$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Shares issued price per share | $ / shares				$ 2.50			$ 2.50			$ 2.50
Gross proceeds from the offering | $								$ 299,055	$ 75,000	$ 1,068,728	$ 185,185
15 Referral Agents [Member]
Subsequent Event [Line Items]
Issuance of common stock for Cash, shares							52,107
Two Individuals [Member]
Subsequent Event [Line Items]
Number of shares issued for services					5,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of common stock for Cash, shares					373,822
Shares issued price per share | $ / shares					$ 2.50
Gross proceeds from the offering | $					$ 21,645	$ 912,889
Number of shares issued for services					500
Foreign currency transaction		$ 22,522,522	RM 105,000,000
Foreign currency transactions description	The Agreement will be renewable on a three-year basis, and upon the execution of the Agreement, THSB shall have made a minimum order of 3,000 units of the Products upon signing of the Agreement, and to target a total sales turnover of 105,000,000 Malaysia Ringgit (approximately US$22,522,522, as calculated at the Foreign Exchange Rate of US$1 = 4.6620 Malaysia Ringgit on December 8, 2023, as published in H.10 statistical release of the United States Federal Reserve Board) over 3 years from January 1, 2024 to December 31, 2026.
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Issuance of common stock for Cash, shares					6,000,000	6,000,000
Shares issued price per share | $ / shares					$ 2.50	$ 2.50
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Issuance of common stock for Cash, shares					8,658	365,164
Common stock par value per share | $ / shares					$ 0.001	$ 0.001
Shares issued price per share | $ / shares						$ 2.50
Subsequent Event [Member] | 15 Referral Agents [Member]
Subsequent Event [Line Items]
Issuance of common stock for Cash, shares					52,107
Subsequent Event [Member] | Two Individuals [Member]
Subsequent Event [Line Items]
Number of shares issued for services					5,500